SHARE CAPITAL (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Feb. 04, 2016
SHARE CAPITAL
Stock Repurchased During Period, Shares	170,217	809,872
Share repurchased during period, value per share	$ 16.35	$ 12.61
Common share cancellation (note 22)	$ 2,779	$ 10,203
Common shares [Member]
SHARE CAPITAL
Shares repurchased	170,217	809,872
Common share cancellation (note 22)	$ 1,825	$ 8,696
Common shares [Member] | Maximum [Member]
SHARE CAPITAL
Shares authorized to be repurchased			3,149,199
Percentage of shares authorized to be repurchased			9.70%
Retained Earnings [Member]
SHARE CAPITAL
Common share cancellation (note 22)	$ 954	$ 1,507